Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non-Controlling Interests
Beginning Balance at May. 31, 2011	$ 1,387,368	$ 1,306	$ 735,245	$ (62,495)	$ 6,073	$ 583,035	$ 1,263,164	$ 124,204
Beginning Balance (in shares) at May. 31, 2011		130,580
Net income	233,763					215,936	215,936	17,827
Other comprehensive income	(211,845)				(183,966)		(183,966)	(27,879)
Dividends paid	(112,153)					(112,153)	(112,153)
Other noncontrolling interest activity			(16,175)				(16,175)	16,175
Shares repurchased (in shares)		(165)
Shares repurchased	(3,008)	(2)	2	(3,008)			(3,008)
Stock option exercises (in shares)		577
Stock option exercises	6,599	6	7,311	(718)			6,599
Stock option compensation	3,991		3,991				3,991
Restricted stock award compensation (in shares)		563
Restricted stock award compensation	9,268	6	12,521	(3,259)			9,268
Ending Balance at May. 31, 2012	1,313,983	1,316	742,895	(69,480)	(177,893)	686,818	1,183,656	130,327
Ending Balance (in shares) at May. 31, 2012		131,555
Net income	109,851					98,603	98,603	11,248
Other comprehensive income	27,331				18,640		18,640	8,691
Dividends paid	(117,647)					(117,647)	(117,647)
Other noncontrolling interest activity			(3,809)				(3,809)	3,809
Stock option exercises (in shares)		431
Stock option exercises	2,858	4	4,788	(1,934)			2,858
Stock option compensation	1,318		1,318				1,318
Restricted stock award compensation (in shares)		610
Restricted stock award compensation	17,239	6	18,313	(1,080)			17,239
Ending Balance at May. 31, 2013	1,354,933	1,326	763,505	(72,494)	(159,253)	667,774	1,200,858	154,075
Ending Balance (in shares) at May. 31, 2013		132,596
Net income	305,984					291,660	291,660	14,324
Other comprehensive income	7,846				2,371		2,371	5,475
Dividends paid	(125,743)					(125,743)	(125,743)
Other noncontrolling interest activity			(21,876)				(21,876)	21,876
Stock option exercises (in shares)		404
Stock option exercises	(462)	4	3,920	(4,386)			(462)
Stock option compensation	6,894		6,894				6,894
Restricted stock award compensation (in shares)		273
Restricted stock award compensation	16,164	3	24,681	(8,520)			16,164
Equity component convertible bond	13,470		13,470				13,470
Deferred financing convertible bond	(492)		(492)				(492)
Ending Balance at May. 31, 2014	$ 1,578,594	$ 1,333	$ 790,102	$ (85,400)	$ (156,882)	$ 833,691	$ 1,382,844	$ 195,750
Ending Balance (in shares) at May. 31, 2014		133,273